Item 1. Schedule of Investments

The unaudited schedule of investments as of the close of the reporting period is as follows:

Saturna Investment Trust, Sextant Short-Term Bond Fund

Corporate Bonds – 74.6%	Coupon/Maturity	Face Amount	Market Value	Percentage of Net Assets

Consumer Discretionary

Autozone	3.25% due 04/15/2025	$ 300,000	$ 322,638	2.6%

VF	2.40% due 04/23/2025	367,000	384,052	3.1%

			706,690	5.7%
Consumer Staples

Church & Dwight	2.875% due 10/01/2022	350,000	359,285	2.9%

Costco Wholesale	2.75% due 05/18/2024	385,000	407,465	3.3%

Dollar General	4.15% due 11/01/2025	300,000	335,316	2.8%

Estee Lauder	2.35% due 08/15/2022	350,000	356,821	2.9%

McCormick & Co.	2.70% due 08/15/2022	500,000	510,431	4.1%

Walmart	2.85% due 07/08/2024	325,000	346,045	2.8%

			2,315,363	18.8%
Financials

Paypal Holdings	2.65% due 10/01/2026	300,000	322,543	2.6%

Swiss Re America Holding	7.00% due 02/15/2026	140,000	174,867	1.4%

Visa	3.15% due 12/14/2025	350,000	382,109	3.1%

			879,519	7.1%
Health Care

Bristol-Myers Squibb	3.875% due 08/15/2025	300,000	332,447	2.7%

Gilead Sciences	2.50% due 09/01/2023	400,000	415,405	3.4%

Teva Pharmaceutical	3.65% due 11/10/2021	350,000	350,000	2.8%

			1,097,852	8.9%
Industrials

Burlington Northern Santa Fe	3.05% due 09/01/2022	400,000	408,318	3.3%

Cintas Corp # 2	3.25% due 06/01/2022	400,000	405,783	3.3%

General Electric	4.65% due 10/17/2021	168,000	168,922	1.4%

			983,023	8.0%
Materials

3M	2.00% due 06/26/2022	400,000	405,782	3.3%

DuPont De Nemours	4.493% due 11/15/2025	350,000	395,277	3.2%

			801,059	6.5%

Technology

Apple	1.80% due 09/11/2024	300,000	310,939	2.5%

Microsoft	2.375% due 05/01/2023	395,000	407,169	3.3%

Qualcomm	2.60% due 01/30/2023	400,000	412,606	3.3%

			1,130,714	9.1%
Utilities

Edison International	3.55% due 11/15/2024	250,000	265,972	2.1%

Exelon Generation	3.25% due 06/01/2025	400,000	430,016	3.5%

Florida Power & Light	2.85% due 04/01/2025	320,000	341,367	2.8%

PacifiCorp	2.95% due 06/01/2023	250,000	259,328	2.1%

			1,296,683	10.5%

Total Corporate Bonds	(Cost is $9,066,895)		$9,210,903	74.6%

Government Bonds – 17.7%

United States Treasury Notes

United States Treasury Note	2.50% due 08/15/2023	$ 750,000	$ 783,545	6.3%

United States Treasury Note	2.25% due 10/31/2024	250,000	264,258	2.2%

United States Treasury Note	2.875% due 04/30/2025	400,000	433,719	3.5%

United States Treasury Note	2.625% due 12/31/2025	650,000	704,107	5.7%

			2,185,629	17.7%

Total Government Bonds	(Cost is $2,165,598)		$ 2,185,629	17.7%

Total investments	(Cost is $11,232,493)		$ 11,396,532	92.3%
Other assets (net of liabilities)			944,963	7.7%

Total net assets			$ 12,341,495	100.0%

Saturna Investment Trust, Sextant Bond Income Fund

Corporate Bonds – 66.7%	Coupon/Maturity	Face Amount	Market Value	Percentage of Net Assets

Consumer Discretionary

Home Depot	5.875% due 12/16/2036	$ 300,000	$ 430,044	3.4%

Lowe’s	5.80% due 10/15/2036	250,000	333,691	2.6%

			763,735	6.0%
Consumer Staples

Kimberly Clark	5.30% due 03/01/2041	100,000	139,091	1.0%

Procter & Gamble	5.50% due 02/01/2034	200,000	276,324	2.2%

Unilever Capital	5.90% due 11/15/2032	200,000	275,651	2.2%

			691,066	5.4%
Energy

Baker Hughes	6.875% due 01/15/2029	100,000	131,677	1.0%

Canadian Natural Resources	6.45% due 06/30/2033	225,000	296,888	2.3%

Statoil	7.15% due 01/15/2029	224,000	299,585	2.4%

			728,150	5.7%
Financials

Affiliated Managers Group	3.50% due 08/01/2025	250,000	272,566	2.1%

Bank Of New York Mellon MTN	3.30% due 08/23/2029	250,000	278,341	2.2%

Chubb Ina Holdings	4.35% due 11/03/2045	100,000	128,029	1.0%

State Street(3 month LIBOR plus 100)(1)	1.11888% due 06/15/2047	100,000	87,259	0.7%

UBS AG Stamford CT	7.75% due 09/01/2026	200,000	257,349	2.1%

			1,023,544	8.1%
Health Care

Becton Dickinson	6.70% due 08/01/2028	240,000	305,960	2.4%

Johnson & Johnson	4.95% due 05/15/2033	226,000	299,493	2.4%

Johnson & Johnson	5.85% due 07/15/2038	50,000	74,020	0.5%

Medtronic	4.375% due 03/15/2035	260,000	326,499	2.6%

Merck & Co.	6.50% due 12/01/2033	215,000	321,853	2.5%

Teva Pharmaceutical	3.65% due 11/10/2021	250,000	250,000	2.0%

			1,577,825	12.4%
Industrials

Burlington Northern Santa Fe	5.05% due 03/01/2041	310,000	413,588	3.3%

Deere & Co.	8.10% due 05/15/2030	95,000	140,703	1.1%

United Technologies	6.05% due 06/01/2036	250,000	350,410	2.8%

			904,701	7.2%
Materials

Praxair Inc.	3.55% due 11/07/2042	350,000	404,586	3.2%

			404,586	3.2%
Technology

Apple	4.50% due 02/23/2036	350,000	444,526	3.5%

Intel	4.00% due 12/15/2032	360,000	435,554	3.4%

Microsoft	4.20% due 11/03/2035	350,000	439,649	3.5%

Microsoft	5.30% due 02/08/2041	50,000	72,280	0.6%

			1,392,009	11.0%

Utilities

Alabama Power	4.15% due 08/15/2044	200,000	242,045	1.9%

Entergy Louisiana	5.40% due 11/01/2024	200,000	228,267	1.8%

Florida Power & Light	5.95% due 10/01/2033	100,000	138,545	1.1%

Puget Sound Energy	4.434% due 11/15/2041	300,000	366,223	2.9%

			975,080	7.7%

Total Corporate Bonds	(Cost is $7,593,246)		$ 8,460,696	66.7%

Government Bonds – 26.6%

Foreign Government Bonds

Quebec Canada Yankee	7.125% due 02/09/2024	$175,000	$202,734	1.6%

			202,734	1.6%
United States Treasury Bonds

United States Treasury Bond	5.25% due 02/15/2029	170,000	220,588	1.7%

United States Treasury Bond	6.125% due 08/15/2029	225,000	311,036	2.5%

United States Treasury Bond	6.25% due 05/15/2030	75,000	106,523	0.8%

United States Treasury Bond	5.375% due 02/15/2031	400,000	548,641	4.3%

United States Treasury Bond	4.25% due 05/15/2039	770,000	1,077,128	8.5%

United States Treasury Bond	3.125% due 11/15/2041	145,000	177,251	1.4%

United States Treasury Bond	3.375% due 11/15/2048	560,000	735,700	5.8%

			3,176,867	25.0%

Total Government Bonds	(Cost is $3,205,876)		$ 3,379,601	26.6%

Municipal Bonds – 1.3%

Municipal Leases

Oklahoma City Fin Auth Ed Lease Rev	6.60% due 09/01/2022	$160,000	$168,402	1.3%

			168,402	1.3%

Total Municipal Bonds	(Cost is $159,848)		$ 168,402	1.3%

Total investments	(Cost is $10,958,969)		$12,008,699	94.6%
Other assets (net of liabilities)			682,675	5.4%
Total net assets			$12,691,374	100.0%

(1) Variable rate security. The interest rate represents the rate in effect at August 31, 2021 and resets periodically based on the parenthetically disclosed reference rate and spread.

Saturna Investment Trust, Sextant Core Fund

Common Stocks – 61.8%	Number of Shares	Market Value	Country(1)	Percentage of Net Assets
Communications

Internet Media
Alphabet, Class A(2)	100	$ 289,395	United States	1.4%

Telecom Carriers
BCE	4,000	208,480	Canada	1.0%
Telus	8,000	184,320	Canada	0.9%
Verizon Communications	1,500	82,500	United States	0.4%
		475,300		2.3%
		764,695		3.7%
Consumer Discretionary

Apparel, Footwear & Accessory Design
VF	2,800	214,116	United States	1.0%

Home Improvement
Stanley Black & Decker	1,000	193,270	United States	0.9%

Home Products Stores
Home Depot	600	195,708	United States	1.0%
Lowe’s	1,400	285,446	United States	1.4%
		481,154		2.4%

Specialty Apparel Stores
Industria de Diseno Textil S.A. ADR	7,000	119,490	Spain	0.6%
Ross Stores	1,750	207,200	United States	1.0%
TJX Companies	2,200	159,984	United States	0.8%
		486,674		2.4%
		1,375,214		6.7%
Consumer Staples

Beverages
PepsiCo	1,250	195,487	United States	0.9%

Household Products
Procter & Gamble	1,150	163,749	United States	0.8%
Unilever ADR	2,900	161,472	United Kingdom	0.8%
		325,221		1.6%

Packaged Food
McCormick & Co	1,000	86,290	United States	0.4%
Nestle ADR	1,900	239,951	Switzerland	1.2%
		326,241		1.6%
		846,949		4.1%

Energy

Exploration & Production
ConocoPhillips	4,000	222,120	United States	1.1%

Integrated Oils
Royal Dutch Shell ADR, Class A	5,100	202,776	Netherlands	1.0%

Refining & Marketing
Phillips 66	1,100	78,199	United States	0.3%
		503,095		2.4%

Financials

Banks
PNC Financial Services Group	1,600	305,760	United States	1.5%

Consumer Finance
Mastercard, Class A	500	173,115	United States	0.8%
Visa	900	206,190	United States	1.0%
		379,305		1.8%

Diversified Banks
JP Morgan Chase	1,850	295,908	United States	1.4%

Institutional Brokerage
Virtu Financial	15,000	367,200	United States	1.8%

Investment Management
BlackRock	300	282,987	United States	1.4%

P&C Insurance
Chubb	810	148,975	Switzerland	0.8%
		1,780,135		8.7%
Health Care
Biotech
Amgen	880	198,467	United States	1.0%

Large Pharma
Bristol-Myers Squibb	4,000	267,440	United States	1.3%
Johnson & Johnson	1,515	262,292	United States	1.3%
Novartis ADR	2,300	212,497	Switzerland	1.0%
Novo Nordisk ADR	2,450	244,926	Denmark	1.2%
Pfizer	5,500	253,385	United States	1.2%
		1,240,540		6.0%
Managed Care
Humana	250	101,355	United States	0.5%
UnitedHealth Group	300	124,881	United States	0.6%
		226,236		1.1%
Medical Devices
Abbott Laboratories	2,700	341,199	United States	1.7%

Medical Equipment
Koninklijke Philips	3,877	178,846	Netherlands	0.8%
		2,185,288		10.6%
Industrials

Commercial & Residential Building Equipment & Systems
Honeywell International	1,000	231,970	United States	1.2%
Johnson Controls International	5,550	415,140	United States	2.0%
		647,110		3.2%

Flow Control Equipment
Parker Hannifin	800	237,336	United States	1.1%

Industrial Distribution & Rental
Fastenal	2,800	156,380	United States	0.8%

Rail Freight
Canadian National Railway	2,000	235,260	Canada	1.1%
Kansas City Southern Industries	700	196,469	United States	1.0%
		431,729		2.1%
		1,472,555		7.2%
Materials

Basic & Diversified Chemicals
Linde	1,000	314,590	Ireland	1.5%

Precious Metal Mining
Barrick Gold	10,000	200,700	Canada	1.0%
Newmont	4,000	231,960	United States	1.1%
		432,660		2.1%

Specialty Chemicals
RPM International	1,400	115,206	United States	0.6%
		862,456		4.2%

Technology

Application Software
Open Text US	3,900	213,837	Canada	1.0%

Communications Equipment
Apple	2,400	364,392	United States	1.8%

Consumer Electronics
Nintendo ADR	2,600	156,208	United States	0.8%
Sony ADR	1,900	196,574	Japan	0.9%
		352,782		1.7%

Infrastructure Software
Microsoft	800	241,504	United States	1.2%
Oracle	3,100	276,303	United States	1.3%
		517,807		2.5%

IT Services
Amdocs	1,000	77,030	United States	0.4%

Semiconductor Devices
Infineon Technologies ADR	4,775	203,367	Germany	1.0%
Intel	3,500	189,210	United States	0.9%
Micron Technology(2)	1,400	103,180	United States	0.5%
NXP Semiconductors	950	204,374	Netherlands	1.0%
Qualcomm	1,200	176,028	United States	0.9%
		876,159		4.3%
		2,402,007		11.7%
Utilities

Integrated Utilities
Duke Energy	1,600	167,456	United States	0.9%
NextEra Energy	4,000	335,960	United States	1.6%
		503,416		2.5%
		503,416		2.5%

Total Common Stocks	(Cost is $7,386,744)	$12,695,810		61.8%

Corporate Bonds – 18.3%	Coupon/Maturity	Face Amount	Market Value	Percentage of Net Assets
Communications

Bellsouth Capital Funding	7.875% due 02/15/2030	$150,000	$204,662	1.0%

Walt Disney	6.40% due 12/15/2035	250,000	368,839	1.8%
			573,501	2.8%
Consumer Discretionary

Expedia Group	5.00% due 02/15/2026	250,000	282,963	1.4%

Lowe’s	4.25% due 09/15/2044	250,000	286,752	1.4%

Stanford University	4.013% due 05/01/2042	100,000	123,266	0.6%
			692,981	3.4%
Financials

General Electric Capital	5.35% due 04/15/2022	101,000	103,520	0.5%

Welltower	4.25% due 04/15/2028	350,000	402,139	2.0%
			505,659	2.5%
Health Care

Cardinal Health	3.50% due 11/15/2024	155,000	166,463	0.8%

Gilead Sciences	3.70% due 04/01/2024	250,000	267,951	1.3%
			434,414	2.1%

Industrials

Burlington Nothern Santa Fe	6.20% due 08/15/2036	120,000	174,566	0.9%

Fedex	3.90% due 02/01/2035	250,000	287,464	1.4%

Legrand France Yankee	8.50% due 02/15/2025	170,000	211,746	1.0%

Union Pacific	3.375% due 02/01/2035	250,000	277,162	1.3%
			950,938	4.6%
Technology

Qualcomm	3.25% due 05/20/2027	220,000	243,018	1.2%
			243,018	1.2%
Utilities

Pacificorp [BRKHEC]	6.00% due 01/15/2039	250,000	355,658	1.7%
			355,658	1.7%

Total Corporate Bonds	(Cost is $3,452,685)		$ 3,756,169	18.3%

Government Bonds – 8.3%

United Statest Treasury Bonds

United States Treasury Bond	6.25% due 08/15/2023	$438,000	$ 489,568	2.4%

United States Treasury Bond	4.50% due 02/15/2036	137,000	191,462	0.9%

United States Treasury Bond	3.625% due 02/15/2044	155,000	205,254	1.0%
			886,284	4.3%
United Statest Treasury Notes

United States Treasury Note	2.75% due 11/15/2023	350,000	369,141	1.8%

United States Treasury Note	2.00% due 05/31/2024	80,000	83,606	0.4%

United States Treasury Note	2.00% due 11/30/2022	250,000	255,859	1.2%

United States Treasury Note	1.625% due 04/30/2023	106,000	108,575	0.6%
			817,181	4.0%

Total Government Bonds	(Cost is $1,591,029)		$ 1,703,465	8.3%

Municipal Bonds – 1.2%

General Obligation

Skagit SD #1	4.613% due 12/01/2022	$100,000	$ 100,175	0.5%

Utility Networks

Tacoma WA Elec Sys Revenue	5.966% due 01/01/2035	100,000	140,766	0.7%
			240,941	1.2%

Total Municipal Bonds	(Cost is $220,583)		$ 240,941	1.2%

Total investments	(Cost is $12,651,040)		$18,396,385	89.6%
Other assets (net of liabilities)			2,136,728	10.4%
Total net assets			$20,533,113	100.0%

(1) Country of domicile unless otherwise indicated

(2) Non-income producing

ADR: American Depository Receipt

Saturna Investment Trust, Sextant Global High Income Fund

Common Stocks – 43.8%		Number of Shares	Market Value	Country(1)	Percentage of Net Assets
Communications

Telecom Carriers
AT&T		7,500	$ 205,650	United States	2.3%
Orange ADR		20,000	227,400	France	2.5%
SK Telecom ADR		10,000	287,900	Korea	3.1%

			720,950		7.9%
Energy

Integrated Oils
Equinor ADR		17,000	360,230	Norway	3.9%
Royal Dutch Shell ADR, Class A		3,800	151,088	Netherlands	1.7%
Total ADR		3,800	168,302	France	1.8%

			679,620		7.4%
Financials

Banks
Skandinaviska Enskilda Banken, Class A		25,000	334,942	Sweden	3.7%

Institutional Brokerage
Virtu Financial		12,500	306,000	United States	3.3%

Investment Companies
ICAHN Enterprises Depositary Unit		3,000	164,910	United States	1.8%

			805,852		8.8%
Health Care

Large Pharma
GlaxoSmithKline ADR		5,000	203,700	United Kingdom	2.3%
Novartis ADR		2,500	230,975	Switzerland	2.5%

			434,675		4.8%
Industrials

Shenzhen Investment Holdings		325,000	124,091	Mexico	1.3%

			124,091		1.3%
Materials

Base Metals
South32 ADR		35,000	402,500	Australia	4.4%

Steel Raw Material Suppliers
BHP Biliton ADR		5,500	363,770	Australia	4.0%

			766,270		8.4%
Technology

Communications Equipment
Cisco Systems		5,000	295,100	United States	3.2%

Infrastructure Software
Micro Focus International		30,000	181,200	United Kingdom	2.0%

			476,300		5.2%

Total Common Stocks		(Cost $3,326,895)	$ 4,007,758		43.8%

Corporate Bonds – 34.7%	Coupon/Maturity	Face Amount	Market Value	Country(1)	Percentage of Net Assets
Communications

Netflix	4.375% due 11/15/2026	$250,000	$282,813	United States	3.1%

			282,813		3.1%

Consumer Discretionary

ADT	4.125% due 06/15/2023	150,000	157,687	United States	1.7%

Delta Air Lines	3.75% due 10/28/2029	250,000	253,745	United States	2.8%

Ford Motor	6.375% due 02/01/2029	220,000	256,850	Norway	2.8%

MDC Holdings	3.85% due 01/15/2030	200,000	215,500	United States	2.4%

Nissan Motor(2)	4.81% due 09/17/2030	250,000	283,256	United States	3.1%

YUM! Brands	3.625% due 03/15/2031	195,000	200,329	United States	2.1%

			1,367,367		14.9%
Consumer Staples

Grupo Bimbo(3)	4.875% due 06/27/2044	200,000	246,280	Mexico	2.7%

			246,280		2.7%

Energy

Petrobras International Finance	6.875% due 01/20/2040	50,000	59,820	Brazil	0.7%

Petrobras International Finance	6.75% due 01/27/2041	80,000	94,341	Brazil	1.0%

			154,161		1.7%
Financials

Jefferies Group	5.125% due 01/20/2023	250,000	265,297	United States	2.9%

Lincoln National Corp (3 month LIBOR plus 2.04%)(4)	2.17425% due 04/20/2067	250,000	216,312	United States	2.4%

Royal Bank of Scotland	6.125% due 12/15/2022	200,000	213,821	United Kingdom	2.3%

			695,430		7.6%

Industrials

Burlington Northern Santa Fe	5.05% due 03/01/2041	200,000	266,831	United States	2.9%

			266,831		2.9%
Materials

Allegheny Technologies	7.875% due 08/15/2023	150,000	161,625	United States	1.8%

			161,625		1.8%

Total Corporate Bonds		(Cost $2,934,553)	$3,174,507		34.7%

Government Bonds – 5.3%

Foreign Government Bonds
Colombia Republic	8.375% due 02/15/2027	$125,000	$ 153,011	Colombia	1.7%
Federal Republic of Brazil	12.50% due 01/05/2022	BRL 500,000	98,472	Brazil	1.1%
Federal Republic of Brazil	8.50% due 01/05/2024	BRL 750,000	144,973	Brazil	1.6%
Republic of Argentina	1.00% due 07/09/2029	9,276	3,792	Argentina	0.0%(5)
Republic of Argentina	0.125% due 07/09/2046	242,500	85,239	Argentina	0.9%

			485,487		5.3%

Total Government Bonds	(Cost is $741,381)		$485,487		5.3%

Municipal Bonds – 0.6%

Real Estate

Colony TX NFM Sales Tax Revenue	7.625% due 10/01/2042	$50,000	$ 54,665	United States	0.6%

			54,665		0.6%

Total Municipal Bonds	(Cost is $50,234)		$54,665		0.6%

Warrants – 0.5%		Number of Shares	Market Value	Country(1)	Percentage of Net Assets
Energy
Exploration & Production
Goodrich Petroleum Warrants(6)		1,707	$40,968	United States	0.5%
			40,968		0.5%

Total Warrants		(Cost is $0)	$40,968		0.5%
Total investments		(Cost is $7,053,152)	$7,763,385		84.9%
Other assets (net of liabilities)			1,385,636		15.1%
Total net assets			$9,149,021		100.0%

(1) Denotes a country or regian of primary exposure

(2) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At August 31, 2021, the net value of these securities was $283,256 representing 3.1% of net assets.

(3) Security was purchased pursuant to Regulation S under the Securities Act of 1933 which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At August 31, 2021, the aggregate value of these securities was $246,280 representing 2.7% of net assets.

(4) Variable rate security. The interest rate represents the rate in effect at August 31, 2021 and resets periodically based on the parenthetically disclosed reference rate and spread.

(5) Less than 0.05%

(6) Non-income producing

ADR: American Depository Receipt

BRL: Brazilian Real

Saturna Investment Trust, Sextant Growth Fund

Common Stocks – 97.7%	Number of Shares	Market Value	Percentage of Net Assets
Communications
Internet Media
Alphabet, Class A(1)	1,584	$ 4,584,017	6.7%
Facebook, Class A	3,750	1,422,675	2.0%

		6,006,692	8.7%
Consumer Discretionary
Apparel, Footwear & Accessory Design
Nike, Class B	10,276	1,692,868	2.5%

E-Commerce Discretionary
Amazon.com(1)	1,349	4,682,096	6.8%

Home Improvement
Stanley Black & Decker	8,684	1,678,357	2.4%

Home Products Stores
Lowe’s	11,200	2,283,568	3.3%

Other Commercial Services
Ecolab	3,227	727,236	1.1%

Restaurants
Starbucks	14,674	1,724,048	2.5%

Specialty Apparel Stores
TJX Companies	11,078	805,592	1.2%

		13,593,765	19.8%
Consumer Staples
Beverages
Monster Beverage	14,500	1,414,765	2.1%

Mass Merchants
Costco Wholesale	3,509	1,598,595	2.3%

		3,013,360	4.4%
Financials
Banks
PNC Financial Services Group	6,800	1,299,480	1.9%

Consumer Finance
Mastercard, Class A	8,914	3,086,294	4.5%
Paypal(1)	5,000	1,443,300	2.1%
		4,529,594	6.6%

Diversified Banks
JP Morgan Chase	4,500	719,775	1.0%

		6,548,849	9.5%
Health Care
Medical Devices
Abbott Laboratories	20,799	2,628,370	3.8%
Edwards Lifesciences(1)	17,100	2,003,778	2.9%
Stryker	5,000	1,385,500	2.1%
		6,017,648	8.8%

		6,017,648	8.8%
Industrials
Commercial & Residential Building Equipment & Systems
Johnson Controls International	22,500	1,683,000	2.4%

Measurement Instruments
Trimble(1)	12,000	1,130,640	1.7%

		2,813,640	4.1%
Materials
Agricultural Chemicals
Corteva	27,500	1,209,175	1.7%

Precious Metal Mining
Newmont	18,000	1,043,820	1.5%

Specialty Chemicals
RPM International	18,000	1,481,220	2.2%

		3,734,215	5.4%
Technology
Application Software
Adobe(1)	7,600	5,044,120	7.3%
Take-Two Interactive Software(1)	8,250	1,330,065	2.0%
		6,374,185	9.3%

Communications Equipment
Apple	40,000	6,073,200	8.8%
Motorola Solutions	6,000	1,465,320	2.1%
		7,538,520	10.9%

Infrastructure Software
Microsoft	18,920	5,711,570	8.3%
Oracle	17,500	1,559,775	2.3%
		7,271,345	10.6%

Semiconductor Devices
NVIDIA	5,600	1,253,560	1.8%
Qualcomm	12,000	1,760,280	2.6%
Texas Instruments	6,600	1,260,006	1.8%
		4,273,846	6.2%

		25,457,896	37.0%

Total investments	(Cost is $24,265,484)	$67,186,065	97.7%
Other assets (net of liabilities)		1,554,911	2.3%

Total net assets		$68,740,976	100.0%

(1) Non-income producing

Saturna Investment Trust, Sextant International Fund

Common Stocks – 94.0%	Number of Shares	Market Value	Country(1)	Percentage of Net Assets
Communications
Telecom Carriers Telus	78,000	$1,797,120	Canada	2.2%

		1,797,120		2.2%
Consumer Discretionary
Apparel, Footwear & Accessory Design
Hermes International	1,100	1,618,587	France	2.0%

E-Commerce Discretionary
MercadoLibre	4,340	8,104,733	Argentina	9.7%

		9,723,320		11.7%
Consumer Staples
Household Products
L’Oreal	3,500	1,641,579	France	2.0%
Unicharm	36,000	1,607,249	Japan	1.9%
Unilever ADR	13,300	740,544	United Kingdom	0.9%

		3,989,372		4.8%

Health Care
Large Pharma
Novartis ADR	15,600	1,441,284	Switzerland	1.7%
Novo Nordisk ADR	40,000	3,998,800	Denmark	4.8%
		5,440,084		6.5%
Medical Equipment
Alcon(2)	25,000	2,061,750	Switzerland	2.5%
Koninklijke Philips	42,649	1,967,398	Netherlands	2.4%
		4,029,148		4.9%

		9,469,232		11.4%

Industrials
Electrical Components
TE Connectivity	11,000	1,652,420	Switzerland	2.0%

Electrical Power Equipment
Schneider Electric	10,000	1,786,221	France	2.1%

		3,438,641		4.1%
Materials
Basic & Diversified Chemicals
Linde	5,500	1,730,245	Ireland	2.1%

Precious Metal Mining
Agnico-Eagle Mines	27,000	1,553,040	Canada	1.8%

Steel Raw Material Suppliers
Rio Tinto ADR	32,800	2,462,296	United Kingdom	3.0%

		5,745,581		6.9%

Technology

Application Software
Dassault Systemes ADR	100,175	5,729,008	France	6.9%

NICE Systems ADR	23,750	6,904,125	Israel	8.3%

OpenText	50,000	2,741,500	Canada	3.3%

		15,374,633		18.5%
Consumer Electronics
Nintendo	3,400	1,635,799	Japan	2.0%
Sony ADR	25,000	2,586,500	Japan	3.1%

		4,222,299		5.1%
Electronics Components
Murata Manufacturing	20,000	1,651,083	Japan	1.9%

Information Services

Wolters Kluwer	50,000	5,748,610	Netherlands	6.9%

IT Services
Accenture, Class A	9,250	3,113,180	Ireland	3.7%

Semiconductor Manufacturing
ASML	13,950	11,620,908	Netherlands	14.0%

		41,730,713		50.1%
Utilities
Power Generation
Iberdrola	89,851	1,113,110	Spain	1.3%
Northland Power	38,000	1,255,155	Canada	1.5%

		2,368,265		2.8%
Total investments	(Cost $31,527,850)	$78,262,244		94.0%
Other assets (net of liabilities)		5,023,628		6.0%
Total net assets		$83,285,872		100.0%

(1) Country of domicile unless otherwise indicated

(2) Non-income producing

ADR: American Depository Receipt

Saturna Investment Trust, Saturna Sustainable Equity Fund

Common Stocks – 94.8%	Number of Shares	Market Value	Country(1)	Percentage of Net Assets
Communications
Entertainment Content
Walt Disney Company	2,600	$471,380	United States	1.9%

		471,380		1.9%

Consumer Discretionary
Apparel, Footwear & Accessory Design
adidas ADR	2,600	461,500	Germany(2)	1.8%
Kering ADR	4,000	318,040	France	1.3%
		779,540		3.1%
E-Commerce Discretionary
Amazon.com(3)	96	333,196	United States	1.3%

Home Products Stores
Home Depot	1,500	489,270	United States	1.9%
Lowe’s	2,400	489,336	United States	2.0%
Tractor Supply	2,500	485,625	United States	1.9%
		1,464,231		5.8%

Other Commercial Services
Ecolab	1,500	338,040	United States	1.4%

Restaurants
Starbucks	3,213	377,495	United States	1.5%

Specialty Apparel Stores
TJX Companies	5,000	363,600	United States	1.4%

		3,656,102		14.5%

Consumer Staples

Household Products
Church & Dwight	3,400	284,444	United States	1.2%
L’Oreal ADR	5,400	507,060	France	2.0%
Reckitt Benckiser Group ADR	33,400	512,356	United Kingdom	2.0%
Unicharm ADR	40,500	361,665	Japan(2)	1.4%
Unilever ADR	6,600	367,488	United Kingdom	1.5%
		2,033,013		8.1%

Packaged Food
Danone ADR	31,200	453,648	France	1.8%
Nestle ADR	1,000	126,290	Switzerland	0.5%
		579,938		2.3%

		2,612,951		10.4%
Energy

Renewable Energy Equipment
Siemens Gamesa Renewable Energy	11,000	326,085	Spain	1.3%
TPI Composites	9,000	326,790	United States	1.3%
Vestas Wind Systems	11,000	443,743	Denmark	1.8%
		1,096,618		4.4%

		1,096,618		4.4%
Financials

Consumer Finance
Mastercard, Class A	860	297,758	United States	1.2%
Paypal	1,600	461,856	United States	1.8%
		759,614		3.0%

Life Insurance
AIA Group	25,000	298,522	Hong Kong	1.2%
Aviva ADR	40,000	444,400	United Kingdom(2)	1.8%
		742,922		3.0%

P&C Insurance
Chubb	2,000	367,840	Switzerland	1.4%

		1,870,376		7.4%

Health Care
Large Pharma
GlaxoSmithKline ADR	11,500	468,510	United Kingdom	1.9%
Johnson & Johnson	2,300	398,199	United States	1.6%

Novartis ADR	4,300	397,277	Switzerland	1.6%
Novo Nordisk ADR	5,100	509,847	Denmark	2.0%
Pfizer	8,000	368,560	United States	1.4%
Roche Holding ADR	9,000	451,980	Switzerland	1.8%
		2,594,373		10.3%
Medical Equipment
Koninklijke Philips	8,627	397,964	Netherlands	1.6%

		2,992,337		11.9%
Industrials
Commercial & Residential Building Equipment & Systems
Assa Abloy ADR	27,500	438,625	Sweden(2)	1.7%
Legrand	4,550	521,911	France	2.1%
		960,536		3.8%

Electrical Components
TE Connectivity	3,200	480,704	Switzerland	1.9%

Electrical Power Equipment
Schneider Electric ADR	13,600	484,976	France(2)	1.9%
Siemens ADR	5,300	438,628	Germany	1.8%
		923,604		3.7%

Rubber & Plastic
Hartalega Holdings	80,000	141,976	Malaysia	0.6%

		2,506,820		10.0%

Materials
Specialty Chemicals
DSM Koninklijke	1,928	410,363	Netherlands	1.6%
Johnson Matthey	4,031	163,135	United Kingdom	0.7%
Novozymes ADR	6,550	530,288	Denmark	2.1%
		1,103,786		4.4%

		1,103,786		4.4%

Technology

Application Software
Adobe(3)	1,000	663,700	United States	2.6%
Atlassian(3)	1,490	546,919	Australia	2.2%
Dassault Systemes ADR	7,530	430,641	France	1.7%
OpenText	9,250	507,178	Canada	2.0%
		2,148,438		8.5%

Communications Equipment
Apple	4,000	607,320	United States	2.4%

Consumer Electronics
Nintendo ADR	6,575	395,026	Japan(2)	1.6%
Sony ADR	4,000	413,840	Japan	1.6%
		808,866		3.2%

Electronics Components
Murata Manufacturing	4,000	330,216	Japan	1.3%

Information Services
Wolters Kluwer	5,000	574,861	Netherlands	2.3%

Infrastructure Software
Microsoft	1,438	434,103	United States	1.7%

IT Services
Accenture, Class A	1,600	538,496	Ireland	2.2%
CGI Group Class A(3)	6,000	536,160	Canada	2.1%
		1,074,656		4.3%

Semiconductor Devices
NXP Semiconductors	1,800	387,234	Netherlands	1.5%
STMicroelectronics	7,800	346,554	Switzerland	1.4%
		733,788		2.9%

Semiconductor Manufacturing
Taiwan Semiconductor ADR	3,650	434,387	Taiwan	1.8%

		7,146,635		28.4%
Utilities

Power Generation
Iberdrola	31,752	393,356	Spain	1.5%

		393,356		1.5%

Total investments	(Cost is $16,469,524)	$23,850,361	94.8%
Other assets (net of liabilities)		1,296,308	5.2%
Total net assets		$25,146,669	100.0%

(1) Country of domicile unless otherwise indicated

(2) Denotes a country or regian of primary exposure

(3) Non-income producing

ADR: American Depository Receipt

Saturna Investment Trust, Saturna Sustainable Bond Fund

Corporate Bonds – 74.8%	Coupon/Maturity	Face Amount	Market Value	Country(1)	Percentage of Net Assets

Communications

Telecom Italia(2)	5.303% due 05/30/2024	$ 500,000	$ 542,850	Italy	1.9%

Telfon Celular del Paraguay(3)	5.875% due 04/15/2027	900,000	946,125	Paraguay	3.5%

			1,488,975		5.4%
Consumer Discretionary

Barry Callebaut(2)	5.50% due 06/15/2023	500,000	538,940	Belgium	2.0%

Starbucks	2.45% due 06/15/2026	250,000	264,757	United States	0.9%

			803,697		2.9%
Consumer Staples

Amaggi Lux Intl Sarl(2)	5.25% due 01/28/2028	500,000	522,505	Brazil	1.9%

Amaggi Lux Intl Sarl(3)	5.25% due 01/28/2028	500,000	522,505	Brazil	1.9%

Danone(2)	2.589% due 11/02/2023	500,000	520,210	France	1.9%

Danone(3,4)	1.75% due PERP	EUR 500,000	604,501	France	2.2%

			2,169,721		7.9%
Energy

NextEra Energy Capital (3 month LIBOR plus 2.125%)(5,6)	2.24388% due 06/15/2067	1,000,000	942,000	France	3.4%

			942,000		3.4%
Financials

Admiral Group(3)	5.50% due 07/25/2024	GBP 400,000	614,795	United Kingdom	2.2%

AXA(3,6)	5.125% due 01/17/2047	250,000	286,995	France	1.1%

Bank of Nova Scotia	4.90% due PERP	750,000	814,688	Canada	3.0%

Canadian Imperial Bank(7)	4.375% due 10/28/2080	CAD 1,450,000	1,208,577	Canada	4.4%

First Abu Dhabi Bank(3)	3.00% due 03/30/2022	250,000	253,500	United Arab Emirates	0.9%

Hartford Financial Services Group (3 month LIBOR plus 2.125%)(2,5)	2.24975% due 02/12/2047	200,000	192,004	United States	0.7%

Iron Mountain Inc(2)	5.25% due 07/15/2030	1,000,000	1,067,500	United States	3.9%

Lincoln National Corp (3 month LIBOR plus 2.04%)(5)	2.48175% due 05/17/2066	750,000	680,983	United States	2.5%

MAF Sukuk(3)	4.638% due 05/14/2029	800,000	904,866	United Arab Emirates	3.3%

MunichRe(8)	1.25% due 05/26/2041	EUR 200,000	242,110	Germany	0.9%

State Street (Quarterly US LIBOR plus 100)(5)	1.11888% due 06/15/2047	500,000	436,290	United States	1.6%

Toronto-Dominion Bank	1.128% due 12/09/2025	CAD 500,000	391,338	Canada	1.4%

Women’s Livelihood Bond Asset II B(2)	3.95% due 12/10/2024	600,000	593,222	Singapore	2.2%

			7,686,868		28.1%
Health Care

Novartis Captial	3.00% due 11/20/2025	250,000	270,666	United States	1.0%

Roche(2)	2.625% due 05/15/2026	200,000	213,601	Switzerland	0.8%

			484,267		1.8%

Industrials

Odfjell SE(3)	6.07% due 01/21/2025	NOK 2,000,000	234,408	Norway	0.9%

			234,408		0.9%

Materials

Ball	5.25% due 07/01/2025	400,000	452,000	United States	1.7%

Koninklijke DSM(3)	1.00% due 04/09/2025	EUR 500,000	615,595	Netherlands	2.2%

Stora Enso(2)	7.25% due 04/15/2036	200,000	273,651	Finland	1.0%

			1,341,246		4.9%

Technology

Adobe	2.30% due 02/01/2030	200,000	208,757	United States	0.8%

Koninklijke KPN	5.00% due 11/18/2026	GBP 500,000	794,206	Netherlands	2.9%

Koninklijke KPN	8.375% due 10/01/2030	250,000	357,818	Netherlands	1.3%

Microsoft	3.625% due 12/15/2023	250,000	267,866	United States	1.0%

Microsoft	5.30% due 02/08/2041	250,000	361,402	United States	1.3%

Nokia	3.375% due 06/12/2022	550,000	560,890	Finland	2.0%

Nokia(3)	2.375% due 05/15/2025	EUR 500,000	630,690	Finland	2.3%

NXP BV/NXP Funding(2)	3.40% due 05/01/2030	250,000	274,265	Netherlands	1.0%

RELX	4.00% due 03/18/2029	400,000	452,404	United Kingdom	1.7%

Telecom Italia(3)	3.00% due 09/30/2025	EUR 520,000	655,025	Italy	2.4%

			4,563,323		16.7%

Utilities

Tabreed Sukuk(3)	5.50% due 10/31/2025	500,000	577,410	United Arab Emirates	2.1%

United Utilities	6.875% due 08/15/2028	135,000	175,664	United Kingdom	0.7%

			753,074		2.8%

Total Corporate Bonds	(Cost is $19,969,008)		$ 20,467,579		74.8%

Government Bonds – 16.7%

Fixed Income

INTL BK RECON & DEVELOP	4.25% due 01/22/2026	MXN 20,000,000	$ 930,233	Germany	3.4%

KFW	2.00% due 11/30/2021	250,000	251,193	Germany	0.9%

			1,181,426		4.3%

Government Bonds

European Investment Bank	3.30% due 02/03/2028	AUD 1,250,000	1,034,745	Luxembourg	3.8%

Federal Republic of Brazil	12.50% due 01/05/2022	BRL 2,000,000	393,889	Brazil	1.4%

International Finance Corp(3)	4.60% due 01/27/2023	BRL 3,000,000	554,044	Brazil	2.0%

Ontario	2.65% due 02/05/2025	CAD 500,000	420,320	Canada	1.5%

Perusahaan Penerbit SBSN(3)	3.75% due 03/01/2023	250,000	261,095	Indonesia	1.0%

Queensland Treasury(3)	2.50% due 03/06/2029	AUD 600,000	480,908	Australia	1.8%

			3,145,001		11.5%

United States Treasury Bonds

United States Treasury Bond	5.25% due 11/15/2028	200,000	258,234	United States	0.9%

			258,234		0.9%

Total Government Bonds	(Cost is $4,727,210)		$ 4,584,661		16.7%

Total investments	(Cost is $24,696,218)		$ 25,052,240		91.5%
Other assets (net of liabilities)			2,323,190		8.5%
Total net assets			$ 27,375,430		100.0%

(1) Denotes a country or regian of primary exposure

(2) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At August 31, 2021, the net value of these securities was $4,738,748 representing 17.3% of net assets.

(3) Security was purchased pursuant to Regulation S under the Securities Act of 1933 which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At August 31, 2021, the aggregate value of these securities was $8,142,462 representing 29.8% of net assets.

(4) Danone is a fixed to float bond. The bond has a fixed rate until 06/23/2023 The interest rate represents the rate in effect at August 31, 2021

(5) Variable rate security. The interest rate represents the rate in effect at August 31, 2021 and resets periodically based on the parenthetically disclosed reference rate and spread.

(6) AXA is a fixed to float bond. The bond has a fixed rate until 01/17/2027 The interest rate represents the rate in effect at August 31, 2021

(7) Canadian Imperial Bank is a fixed to float bond. The bond has a fixed rate until 10/28/2025 The interest rate represents the rate in effect at August 31, 2021

(8) MunichRe is a fixed to float bond. The bond has a fixed rate until 05/26/2031 The interest rate represents the rate in effect at August 31, 2021

PERP: Security is perpetual in nature and has no stated maturity

AUD: Australian Dollar

BRL: Brazilian Real

CAD: Canadian Dollar

EUR: Euro

GBP: Great British Pound

NOK: Norwegian Krone

MXN: Mexican Peso

Saturna Investment Trust, Idaho Tax-Exempt Fund

Municipal Bonds – 90.0%	Coupon/Maturity	Face Amount	Market Value	Percentage of Net Assets

Financial Services

Idaho St Bond Bank Auth Rev	4.00% due 09/15/2032	$ 95,000	$ 103,975	0.7%

Idaho St Bond Bank Auth Rev	4.00% due 09/15/2032	310,000	337,015	2.3%

Idaho Housing & Finance Rev	3.00% due 07/01/2036	100,000	100,232	0.7%

			541,222	3.7%

General Obligation

Ada & Canyon Cos ID JSD #2 Meridian	5.00% due 08/15/2032	325,000	385,118	2.7%

Ada & Canyon Cos ID JSD #3 Kuna	4.00% due 09/15/2027	100,000	119,510	0.8%

Boise City ID Independent SD	3.00% due 08/01/2038	100,000	104,519	0.7%

Bonneville & Bingham Cos JSD #93	5.00% due 09/15/2031	200,000	210,103	1.5%

Bonneville & Bingham Cos JSD #93	5.00% due 09/15/2029	250,000	262,629	1.8%

Bonneville Co ID SCD #91	4.00% due 09/15/2026	15,000	15,586	0.1%

Bonneville Co ID SCD #91	4.00% due 09/15/2026	35,000	36,356	0.2%

Bonneville Co ID SCD #91	3.75% due 09/15/2032	285,000	295,618	2.0%

Canyon Co ID SCD #134 Middleton	4.00% due 09/15/2028	400,000	456,507	3.2%

Canyon Co ID SCD #135 Notus	3.25% due 09/15/2031	290,000	315,842	2.2%

Canyon Co ID SCD #135 Notus	3.25% due 09/15/2032	170,000	184,490	1.3%

Canyon Co ID SCD #139 Vallivue	5.00% due 09/15/2024	260,000	272,939	1.9%

Caribou Franklin Bannock JSD #148	3.25% due 09/15/2035	300,000	332,913	2.3%

Cassia Oneida Twin Falls JSD #151	3.375% due 09/15/2034	160,000	168,497	1.2%

College of Western ID Annual Approp	4.00% due 10/01/2027	125,000	148,131	1.0%

Kootenai Co ID SCD # 271 UNREF	4.00% due 09/15/2025	125,000	130,023	0.9%

Kootenai Co ID SCD #271 PREREF	4.00% due 09/15/2025	40,000	41,543	0.2%

Kootenai Co ID SCD #273	4.00% due 08/15/2031	265,000	301,060	2.1%

Latah Co ID SCD #281 Moscow Ser B	4.00% due 08/15/2027	100,000	107,277	0.7%

Latah Co ID SCD #281 Moscow Ser B	4.00% due 08/15/2028	200,000	214,514	1.5%

Madison Co ID Sch Dist #321 Rexburg	5.00% due 09/15/2034	25,000	31,181	0.2%

Madison Co. Id. SDC #321	5.00% due 09/15/2035	250,000	311,399	2.1%

Owyhee & Canyon Co. # 363 Marsing	4.00% due 09/15/2035	150,000	173,900	1.2%

Teton Co, ID SCD #401 Driggs	4.00% due 09/15/2035	500,000	589,437	4.1%

Twin Falls Co ID SCD #411 Series A	4.00% due 09/15/2027	170,000	189,270	1.3%

Twin Falls Co ID SCD #411 Series A	4.25% due 09/15/2030	300,000	336,273	2.3%

Twin Falls Co ID SCD #411 Series B	4.75% due 09/15/2039	200,000	227,204	1.6%

Valley & Adams Cos ID JSD #421	3.00% due 08/01/2026	220,000	225,744	1.6%

			6,187,583	42.7%

Government Bonds

Idaho St Bldg Auth Health & Welfare	5.00% due 09/01/2043	25,000	30,559	0.2%

Idaho St Health Facs Auth	4.00% due 09/01/2045	265,000	312,289	2.2%

Idaho St Hsg & Fin Assn	5.00% due 07/15/2037	100,000	126,921	0.9%

			469,769	3.3%

Health Care Facilities

Idaho Health Faci Auth Hos Rev	5.00% due 12/01/2047	260,000	318,453	2.2%

Medical—Hospitals

Idaho Health Rev Trinity Health Grp	3.25% due 12/01/2028	300,000	325,034	2.2%

Municipal Leases

Idaho Falls ID COPs	4.00% due 09/15/2028	260,000	311,636	2.2%

Idaho Falls ID COPS	4.00% due 09/15/2038	150,000	179,323	1.2%

			490,959	3.4%

Pollution Control

Idaho Bond Bank Authority	4.30% due 09/01/2022	20,000	20,067	0.1%

Idaho Bond Bank Authority	4.00% due 09/15/2032	130,000	152,944	1.1%

Idaho Bond Bank Authority	4.00% due 09/15/2033	135,000	158,398	1.1%

			331,409	2.3%

Real Estate

Idaho Fish & Wildlife Foundation Rev	5.00% due 12/01/2033	320,000	396,441	2.7%

Idaho Fish & Wildlife Foundation Rev	4.00% due 12/01/2036	200,000	237,151	1.6%

Idaho State Building Authority	5.00% due 09/01/2031	200,000	209,725	1.5%

Idaho State Building Authority	5.00% due 09/01/2032	400,000	419,448	2.9%

			1,262,765	8.7%

State Education

Boise State University ID Revenue	5.00% due 04/01/2028	125,000	144,172	1.0%

Boise State University ID Revenue	5.00% due 04/01/2032	160,000	190,118	1.3%

Idaho State University Revenue	4.00% due 04/01/2027	170,000	194,870	1.3%

Idaho State University Revenue	4.00% due 04/01/2030	245,000	277,904	1.9%

Idaho State University Revenue	3.00% due 04/01/2031	250,000	262,857	1.8%

Jefferson & Madison Cos. ID SCD#251	5.00% due 09/15/2028	100,000	128,972	0.9%

Nez Perce CO ISD #1 Lewiston	5.00% due 09/15/2029	330,000	408,639	2.8%

North Idaho College Dormitory Rev	4.00% due 11/01/2030	285,000	318,687	2.2%

University of Idaho Revenue	5.00% due 04/01/2032	30,000	30,835	0.3%

University of Idaho Revenue	5.00% due 04/01/2032	425,000	435,732	3.0%

			2,392,786	16.5%

Transportation

Boise ID Airport Park Fac Rev	3.00% due 09/01/2028	210,000	210,000	1.5%

Water Supply

Payette Lakes Rec Wtr & Swr Rev	4.00% due 08/01/2032	195,000	222,654	1.5%

Payette Lakes Rec Wtr & Swr Rev	4.00% due 08/01/2034	255,000	289,849	2.0%
			512,503	3.5%

Total investments		(Cost is $12,287,081)	$ 13,042,483	90.0%
Other assets (net of liabilities)			1,446,582	10.0%
Total net assets			$ 14,489,065	100.0%

Notes to Schedule of Investments (unaudited)

1. Organization:

Saturna Investment Trust (the “Trust”) was established under Washington State Law as a business trust on February 20, 1987.

2. Significant Accounting Policies

a. Security valuation:

Under procedures approved by the Trust’s Board of Directors, Saturna Capital, the Trust’s investment adviser and administrator, has formed a Pricing Committee to administer the pricing and valuation of portfolio securities, including valuation of securities for which market quotations are not readily available.

Investments in securities traded on a national securities exchange and over-the-counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at the latest bid price.

Debt securities are valued using bid-side valuations provided by an independent service. The service determines valuations using factors such as yields or prices of bonds of comparable quality, type of issue, coupon maturity, ratings, trading activity, and general market conditions.

Fixed-income debt instruments, such as commercial paper, bankers’ acceptances and US Treasury Bills, with a maturity of 60 days or less are valued at amortized cost, which approximates market value. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Foreign markets may close before the time as of which the Funds’ share prices are determined. Because of this, events occurring after the close and before the determination of the Funds’ share prices may have a material effect on the values of some or all of the Funds’ foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-US securities.

In cases in which there is not a readily available market price, a fair value for such security is determined in good faith by or under the direction of the Board of Trustees.

Security transactions are recorded on the trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.

b. Fair Value Measurements Disclosure:

Accounting Standards Codification (ASC) 820 establishes a three-tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below.

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 — Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2021 in valuing the Funds’ investments carried at value:

Fair Value Measurements Table:

	Level 1	Level 2	Level 3
Funds	Quoted Price	Significant Observable Input	Significant Unobservable Input	Total
Sextant Short-Term Bond

Corporate Bonds(1)	$-	$9,210,903	$-	$9,210,903

Government Bonds(1)	$-	$2,185,629	$-	$2,185,629
Total Assets	$-	$11,396,532	$-	$11,396,532

Sextant Bond Income

Corporate Bonds(1)	$-	$8,460,696	$-	$8,460,696

Government Bonds(1)	$-	$3,379,601	$-	$3,379,601

Municipal Bonds(1)	$-	$168,402	$-	$168,402
Total Assets	$-	$12,008,699	$-	$12,008,699

Sextant Core

Common Stocks(1)	$12,695,810	$-	$-	$12,695,810

Corporate Bonds(1)	$-	$3,756,169	$-	$3,756,169

Government Bonds(1)	$-	$1,703,465	$-	$1,703,465

Municipal Bonds(1)	$-	$240,941	$-	$240,941
Total Assets	$13,809,642	$4,586,743	$-	$18,396,385

Sextant Global High Income

Common Stocks

Communications	$720,950	$-	$-	$720,950

Energy	$679,620	$-	$-	$679,620

Financials	$470,910	$334,942	$-	$805,852

Health Care	$434,675	$-	$-	$434,675

Industrials	$-	$124,091	$-	$124,091

Materials	$766,270	$-	$-	$766,270

Technology	$476,300	$-	$-	$476,300
Total Common Stocks	$3,548,725	$459,033	$-	$4,007,758
Corporate Bonds(1)	$-	$3,174,507	$-	$3,174,507
Government Bonds(1)	$-	$ 485,487	$-	$485,487
Municipal Bonds(1)	$-	$ 54,665	$-	$54,665
Warrants	$-	$ 40,968	$-	$40,968
Total Assets	$4,005,904	$3,716,513	$-	$7,763,385

Sextant Growth

Common Stocks(1)	$67,186,065	$-	$-	$67,186,065
Total Assets	$67,186,065	$-	$-	$67,186,065

Sextant International

Common Stocks

Communications	$1,797,120	$-	$-	$1,797,120

Consumer Discretionary	$8,104,733	$1,618,587	$-	$9,723,320

Consumer Staples	$740,544	$3,248,828	$-	$3,989,372

Health Care	$9,469,232	$-	$-	$9,469,232

Industrials	$1,652,420	$1,786,221	$-	$3,438,641

Materials	$5,745,581	$-	$-	$5,745,581

Technology	$32,695,221	$9,035,492	$-	$41,730,713

Utilities	$1,255,155	$1,113,110	$-	$2,368,265
Total Assets	$61,460,006	$16,802,238	$-	$78,262,244

Sustainable Equity

Common Stocks

Communications	$471,380	$-	$-	$471,380

Consumer Discretionary	$3,656,102	$-	$-	$3,656,102

Consumer Staples	$2,612,951	$-	$-	$2,612,951

Energy	$326,790	$769,828	$-	$1,096,618

Financials	$1,571,854	$298,522	$-	$1,870,376

Health Care	$2,992,337	$-	$-	$2,992,337

Industrials	$1,842,933	$663,887	$-	$2,506,820

Materials	$530,288	$573,498	$-	$1,103,786

Technology	$6,241,558	$905,077	$-	$7,146,635

Utilities	$-	$393,356	$-	$393,356
Total Assets	$20,246,193	$3,604,168	$-	$23,850,361

Sustainable Bond

Corporate Bonds(1)	$-	$20,467,579	$-	$20,467,579

Government Bonds(1)	$-	$4,584,661	$-	$ 4,584,661
Total Assets	$-	$25,052,240	$-	$25,052,240

Idaho Tax-Exempt

Tax-Exempt Municipal Bonds(1)	$-	$13,042,483	$-	$13,042,483
Total Assets	$-	$13,042,483	$-	$13,042,483

¹	See Schedule of Investments for industry breakout.

There were no transfers between Level 1 and Level 2 during the period ending August 31, 2021

The following is a reconciliation of assets and liabilities for which Level 3 inputs were used in determining value for Sustainable Bond Fund.

Corporate Bonds
Beginning balance	$594,106
Total realized gain (loss)	$-
Change in unrealized appreciation (depreciation)	$(884)
Net purchases	$-
Net Sales	$-
Accrued Interest	$-
Transfers into Level 3	$-
Transfers out of Level 3	$(593,222)
Ending Balance	$-